Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO #1 (1)	Compensation Actually Paid to PEO #1 (1)	Summary Compensation Table Total for PEO #2 (1)	Compensation Actually Paid to PEO #2 (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Stockholder Return (3)	Peer Group Total Stockholder Return (TSR) (3)	Net Income (Loss) (in thousands) (4)	Adjusted EBITDA (in thousands) (4)(5)
2024	$9,113,602	$16,356,818	$20,358,969	$20,103,189	$3,081,041	$4,467,664	$87.79	$110.36	$(206,665)	$875,291

2023	$6,535,516	$5,806,727	—	—	$1,848,506	$1,603,003	—	—	$124,559	$527,672
2022	$7,285,782	$8,372,850	—	—	$3,013,407	$3,296,205	—	—	$307,668	$551,953

2021 (6)	$9,991,165	$10,624,247	—	—	$2,933,892	$2,962,471	—	—	$(48,518)	$324,641

2020 (6)	$1,437,733	$(3,110,511)	—	—	$787,701	$(767,643)	—	—	$(590,243)	$(302,011)

(1)
Mr. Zimmerman was the primary executive officer (PEO #1) in all periods presented as the Chief Executive Officer of the combined Company and legacy Cedar Fair. Mr. Bassoul has also been included as a primary executive officer (PEO #2) as he was the primary executive officer of legacy Six Flags prior to the Merger. Compensation Actually Paid to Mr. Zimmerman and Mr. Bassoul is derived from the Summary Compensation Table Total for each fiscal year by making the following deductions and additions for the periods presented
:

	PEO #1

	2024	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total	$9,113,602	$6,535,516	$7,285,782	$9,991,165	$1,437,733

Less:

SCT – Stock / Unit Awards	6,846,877	4,999,979	4,375,035	6,716,340	637,497

Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—	—	—	—	4,139,387

Plus:

Fair value of awards granted during CY that were outstanding and unvested at PY	8,916,451	4,682,828	5,439,517	6,473,209	898,250

Change in fair value of awards granted in prior years that were unvested at PY	5,678,266	(785,718)	(318,879)	596,903	(549,718)

Change in fair value of awards granted in prior years that vested in CY	(655,375)	305,629	315,429	115,847	(151,817)

Grant date fair value of awards that were granted and vested in CY	—	—	—	163,463	—

Distributions paid on restricted unit awards during CY	150,752	68,451	26,036	—	31,925
Compensation Actually Paid	$16,356,818	$5,806,727	$8,372,850	$10,624,247	$(3,110,511)

PEO #2
2024

Summary Compensation Table (“SCT”) Total	$20,358,969

Less:

SCT – Stock Awards	15,125,995

Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—

Plus:

Fair value of awards granted during CY that were outstanding and unvested at PY	3,144,398

Change in fair value of awards granted in prior years that were unvested at PY	—

Change in fair value of awards granted in prior years that vested in CY	—

Grant date fair value of awards that were granted and vested in CY	11,725,817

Distributions paid on restricted unit awards during CY	—
Compensation Actually Paid	$20,103,189

(2)
The 2024
non-primary
executive officer named executive officers
(“Non-PEO
NEOs”) included Messrs. Witherow, Fisher, Nurse, White, and Mick. The 2023
Non-PEO
NEOs included Messrs. Witherow, Fisher, and Nurse and Monica Sauls, Chief Human Resources Officer, and Kelley Ford, Former Executive Vice President and Chief Marketing Officer. The 2022 Non-PEO NEOs included Messrs. Witherow, Fisher and Nurse and Ms. Ford. The 2021
Non-PEO
NEOs included Messrs. Witherow and Fisher, Ms. Ford, Mr. Craig A. Heckman, former Executive Vice President, Human Resources, and Mr. Duffield E. Milkie, former Executive Vice President and General Counsel. The 2020
Non-PEO
NEOs included Messrs. Witherow, Fisher and Milkie and Ms. Ford. Compensation Actually Paid to
Non-PEO
NEOs is derived from the average Summary Compensation Table Total for each fiscal year by making the following deductions and additions for the periods presented:

	2024	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total	$3,081,041	$1,848,506	$3,013,407	$2,933,892	$787,701

Less:

SCT – Stock / Unit Awards	1,965,689	1,137,933	1,678,512	1,551,155	299,100

Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—	—	—	—	1,449,486

Plus:

Fair value of awards granted during CY that were outstanding and unvested at PY	1,689,262	940,386	1,925,121	1,188,835	421,440

Change in fair value of awards granted in prior years that were unvested at PY	1,294,732	(153,589)	(109,154)	279,877	(191,200)

Change in fair value of awards granted in prior years that vested in CY	(124,659)	75,117	128,793	60,055	(48,102)

Grant date fair value of awards that were granted and vested in CY	451,765	—	—	50,967	—

Distributions paid on restricted unit awards during CY	41,212	30,516	16,550	—	11,104
Compensation Actually Paid	$4,467,664	$1,603,003	$3,296,205	$2,962,471	$(767,643)

(3)
Consistent with Regulation
S-K
Section 203(e)(3), the amounts set forth under the headings “Total Shareholder Return” and “Peer Group Total Shareholder Return” reflect the value, as of the end of 2024, of a hypothetical initial investment of $100 made on July 2, 2024 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company Total Shareholder Return, the Company, and with respect to Peer Group Total Shareholder Return, S&P Leisure Facilities Index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to the Merger (including fiscal years 2023, 2022, 2021, and 2020), neither Company Total Shareholder Return nor Peer Group Total Shareholder Return are presented for such periods.

(4)
Legacy Cedar Fair has been determined to be the accounting acquirer for financial statement purposes. Accordingly, net (loss) income and Adjusted EBITDA reflect combined operations for only July 1, 2024 through December 31, 2024, and include only legacy Cedar Fair’s results (before giving effect to the Merger) for 2020 through 2023 and the first six months of 2024.

(5)
The Company changed its Company-Selected Measure from Functional Currency Adjusted EBITDA (as disclosed by legacy Cedar Fair) to Adjusted EBITDA. Adjusted EBITDA represents earnings before interest, taxes, depreciation, amortization, other non-cash
items, and adjustments as defined in our credit agreement, minus net income attributable to non-controlling
interests. See the discussion under
Compensation Discussion and Analysis – Compensation Performance Measures
. Adjusted EBITDA is reported as the Company-selected measure but may not have been the most important measure for prior periods and the Company-selected measure may be a different measure in future years.

(6)	The COVID-19 pandemic had a material impact on our business in 2020, and to a lesser extent in 2021.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The 2024
non-primary
executive officer named executive officers
(“Non-PEO
NEOs”) included Messrs. Witherow, Fisher, Nurse, White, and Mick. The 2023
Non-PEO
NEOs included Messrs. Witherow, Fisher, and Nurse and Monica Sauls, Chief Human Resources Officer, and Kelley Ford, Former Executive Vice President and Chief Marketing Officer. The 2022 Non-PEO NEOs included Messrs. Witherow, Fisher and Nurse and Ms. Ford. The 2021
Non-PEO
NEOs included Messrs. Witherow and Fisher, Ms. Ford, Mr. Craig A. Heckman, former Executive Vice President, Human Resources, and Mr. Duffield E. Milkie, former Executive Vice President and General Counsel. The 2020
Non-PEO
NEOs included Messrs. Witherow, Fisher and Milkie and Ms. Ford. Compensation Actually Paid to
Non-PEO
NEOs is derived from the average Summary Compensation Table Total for each fiscal year by making the following deductions and additions for the periods presented:

Peer Group Issuers, Footnote
(3)
Consistent with Regulation
S-K
Section 203(e)(3), the amounts set forth under the headings “Total Shareholder Return” and “Peer Group Total Shareholder Return” reflect the value, as of the end of 2024, of a hypothetical initial investment of $100 made on July 2, 2024 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company Total Shareholder Return, the Company, and with respect to Peer Group Total Shareholder Return, S&P Leisure Facilities Index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to the Merger (including fiscal years 2023, 2022, 2021, and 2020), neither Company Total Shareholder Return nor Peer Group Total Shareholder Return are presented for such periods.

Adjustment To PEO Compensation, Footnote

	PEO #1

	2024	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total	$9,113,602	$6,535,516	$7,285,782	$9,991,165	$1,437,733

Less:

SCT – Stock / Unit Awards	6,846,877	4,999,979	4,375,035	6,716,340	637,497

Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—	—	—	—	4,139,387

Plus:

Fair value of awards granted during CY that were outstanding and unvested at PY	8,916,451	4,682,828	5,439,517	6,473,209	898,250

Change in fair value of awards granted in prior years that were unvested at PY	5,678,266	(785,718)	(318,879)	596,903	(549,718)

Change in fair value of awards granted in prior years that vested in CY	(655,375)	305,629	315,429	115,847	(151,817)

Grant date fair value of awards that were granted and vested in CY	—	—	—	163,463	—

Distributions paid on restricted unit awards during CY	150,752	68,451	26,036	—	31,925
Compensation Actually Paid	$16,356,818	$5,806,727	$8,372,850	$10,624,247	$(3,110,511)

PEO #2
2024

Summary Compensation Table (“SCT”) Total	$20,358,969

Less:

SCT – Stock Awards	15,125,995

Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—

Plus:

Fair value of awards granted during CY that were outstanding and unvested at PY	3,144,398

Change in fair value of awards granted in prior years that were unvested at PY	—

Change in fair value of awards granted in prior years that vested in CY	—

Grant date fair value of awards that were granted and vested in CY	11,725,817

Distributions paid on restricted unit awards during CY	—
Compensation Actually Paid	$20,103,189

Non-PEO NEO Average Total Compensation Amount	$ 3,081,041	$ 1,848,506	$ 3,013,407	$ 2,933,892	$ 787,701
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,467,664	1,603,003	3,296,205	2,962,471	(767,643)
Adjustment to Non-PEO NEO Compensation Footnote

	2024	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total	$3,081,041	$1,848,506	$3,013,407	$2,933,892	$787,701

Less:

SCT – Stock / Unit Awards	1,965,689	1,137,933	1,678,512	1,551,155	299,100

Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—	—	—	—	1,449,486

Plus:

Fair value of awards granted during CY that were outstanding and unvested at PY	1,689,262	940,386	1,925,121	1,188,835	421,440

Change in fair value of awards granted in prior years that were unvested at PY	1,294,732	(153,589)	(109,154)	279,877	(191,200)

Change in fair value of awards granted in prior years that vested in CY	(124,659)	75,117	128,793	60,055	(48,102)

Grant date fair value of awards that were granted and vested in CY	451,765	—	—	50,967	—

Distributions paid on restricted unit awards during CY	41,212	30,516	16,550	—	11,104
Compensation Actually Paid	$4,467,664	$1,603,003	$3,296,205	$2,962,471	$(767,643)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Company TSR and “Compensation Actually Paid”
For the post-Merger period beginning on July 2, 2024 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) through December 31, 2024, our TSR decreased from $100 to $87.79. The “Compensation Actually Paid” to our PEO #1, PEO #2 and
non-PEO
NEOs (on average) in 2024, were at $16,356,818, $20,103,189 and $4,467,664 respectively. We use financial metrics in our incentive plans, each of which may indirectly impact our stock price. Accordingly, as the Company’s stock price increases (and TSR likewise increases), we would expect the value of a named executive officer’s long-term incentives to generally increase in correlation. Similarly, as the Company’s stock price decreases, we would expect
the value of a named executive officer’s long-term incentives to generally decrease in correlation.

Compensation Actually Paid vs. Net Income
Relationship Between Net Income and “Compensation Actually Paid”
The chart below reflects the relationship between the Compensation Actually Paid to our PEO #1, PEO #2 and
non-PEO
NEOs and Net Income. Legacy Cedar Fair has been determined to be the accounting acquirer for financial statement purposes. Accordingly, net (loss) income reflects combined operations for only July 1, 2024 through December 31, 2024, and include only legacy Cedar Fair’s results (before giving effect to the Merger) for 2020 through 2023 and the first six months of 2024. In addition, the
COVID-19
pandemic had a material impact on our business in 2020, and to a lesser extent in 2021.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Adjusted EBITDA and “Compensation Actually Paid”
The chart below reflects the relationship between the Compensation Actually Paid to our PEO #1, PEO #2 and
non-PEO
NEOs and Adjusted EBITDA. Legacy Cedar Fair has been determined to be the accounting acquirer for financial statement purposes. Accordingly, Adjusted EBITDA reflects combined operations for only July 1, 2024 through December 31, 2024, and include only legacy Cedar Fair’s results (before giving effect to the Merger) for 2020 through 2023 and the first six months of 2024. In addition, the
COVID-19
pandemic had a material impact on our business in 2020, and to a lesser extent in 2021.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and “Compensation Actually Paid”
For the post-Merger period beginning on July 2, 2024 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) through December 31, 2024, our TSR decreased from $100 to $87.79. The “Compensation Actually Paid” to our PEO #1, PEO #2 and
non-PEO
NEOs (on average) in 2024, were at $16,356,818, $20,103,189 and $4,467,664 respectively. We use financial metrics in our incentive plans, each of which may indirectly impact our stock price. Accordingly, as the Company’s stock price increases (and TSR likewise increases), we would expect the value of a named executive officer’s long-term incentives to generally increase in correlation. Similarly, as the Company’s stock price decreases, we would expect
the value of a named executive officer’s long-term incentives to generally decrease in correlation.

Tabular List, Table
Most Important Financial Measures
The below tabular list identifies the financial measures deemed by the People, Culture & Compensation Committee to be the most important financial measures for linking the compensation of the Company’s named executive officers to the performance of the Company. See the discussion under
Compensation Discussion and Analysis – Compensation Performance Measures
for their definitions.

MOST IMPORTANT FINANCIAL MEASURES
● Adjusted EBITDA ● Functional Currency Adjusted EBITDA

● Functional Currency Adjusted EBITDA before incentive compensation expense

● Un-Levered Pre-Tax Free Cash Flow

● Net Leverage Ratio

Total Shareholder Return Amount	$ 87.79	0	0	0	0
Peer Group Total Shareholder Return Amount	110.36	0	0	0	0
Net Income (Loss)	$ (206,665,000)	$ 124,559,000	$ 307,668,000	$ (48,518,000)	$ (590,243,000)
Company Selected Measure Amount	875,291,000	527,672,000	551,953,000	324,641,000	(302,011,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company changed its Company-Selected Measure from Functional Currency Adjusted EBITDA (as disclosed by legacy Cedar Fair) to Adjusted EBITDA. Adjusted EBITDA represents earnings before interest, taxes, depreciation, amortization, other non-cash
items, and adjustments as defined in our credit agreement, minus net income attributable to non-controlling
interests. See the discussion under
Compensation Discussion and Analysis – Compensation Performance Measures
	. Adjusted EBITDA is reported as the Company-selected measure but may not have been the most important measure for prior periods and the Company-selected measure may be a different measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Functional Currency Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Functional Currency Adjusted EBITDA before incentive compensation expense
Measure:: 4
Pay vs Performance Disclosure
Name	Un-Levered Pre-Tax Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Net Leverage Ratio
Zimmerman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,113,602	$ 6,535,516	$ 7,285,782	$ 9,991,165	$ 1,437,733
PEO Actually Paid Compensation Amount	$ 16,356,818	5,806,727	8,372,850	10,624,247	(3,110,511)
PEO Name	Mr. Zimmerman
Bassoul [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,358,969	0	0	0	0
PEO Actually Paid Compensation Amount	$ 20,103,189	0	0	0	0
PEO Name	Mr. Bassoul
PEO | Zimmerman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,916,451	4,682,828	5,439,517	6,473,209	898,250
PEO | Zimmerman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,678,266	(785,718)	(318,879)	596,903	(549,718)
PEO | Zimmerman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	163,463	0
PEO | Zimmerman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(655,375)	305,629	315,429	115,847	(151,817)
PEO | Zimmerman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(4,139,387)
PEO | Zimmerman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,752	68,451	26,036	0	31,925
PEO | Zimmerman [Member] | Stock Unit Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,846,877)	(4,999,979)	(4,375,035)	(6,716,340)	(637,497)
PEO | Bassoul [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,144,398
PEO | Bassoul [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bassoul [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,725,817
PEO | Bassoul [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bassoul [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bassoul [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bassoul [Member] | Stock Unit Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,125,995)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,689,262	940,386	1,925,121	1,188,835	421,440
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,294,732	(153,589)	(109,154)	279,877	(191,200)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,765	0	0	50,967	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,659)	75,117	128,793	60,055	(48,102)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(1,449,486)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,212	30,516	16,550	0	11,104
Non-PEO NEO | Stock Unit Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,965,689)	$ (1,137,933)	$ (1,678,512)	$ (1,551,155)	$ (299,100)